Trade and other current payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables	$ 281,681,553	$ 259,739,479
Trade and other non-current payables	541,783	1,082,898
Suppliers [Member]
Trade and other current payables	224,330,195	210,220,910
Trade and other non-current payables	0	0
Notes payable [Member]
Trade and other current payables	4,707,572	2,121,497
Trade and other non-current payables	541,783	1,082,898
Withholdings payable [Member]
Trade and other current payables	52,643,786	47,397,072
Trade and other non-current payables	$ 0	$ 0